Restructuring - Canadian Restructuring Plan - Restructuring Reserves Roll Forward (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Severance and related expense
Restructuring Charges	$ 4,830	$ 9,667	$ 8,261
Canadian Restructuring Plan
Severance and related expense
Beginning balance	1,121	1,537
Restructuring Charges	707	617
Cash Paid	(680)	(1,033)
Ending balance	$ 1,148	$ 1,121	$ 1,537